SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of Other Accounts Payables and Accruals
	December, 31
	2018	2019

Accrued expenses	$1,031	$3,249
Employees payables	897	841
Other	43	33
	$1,971	$4,123